Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ProFunds
Entity Central Index Key	0001039803
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000226851
Shareholder Report [Line Items]
Fund Name	Access Flex Bear High Yield ProFund
Class Name	Investor
Trading Symbol	AFBIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Access Flex Bear High Yield ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$89	1.78%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.78%
AssetsNet	$ 507,929
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$507,929
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Access Flex Bear High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000226852
Shareholder Report [Line Items]
Fund Name	Access Flex Bear High Yield ProFund
Class Name	Service
Trading Symbol	AFBSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Access Flex Bear High Yield ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$139	2.78%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	2.78%
AssetsNet	$ 507,929
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$507,929
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Access Flex Bear High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000226849
Shareholder Report [Line Items]
Fund Name	Access Flex High Yield ProFund
Class Name	Investor
Trading Symbol	FYAIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Access Flex High Yield ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$91	1.78%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.78%
AssetsNet	$ 11,452,896
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 67,862
InvestmentCompanyPortfolioTurnover	704.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$11,452,896
Number of Holdings*	6
Net Investment Advisory Fees	$67,862
Portfolio Turnover	704%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Access Flex High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000226850
Shareholder Report [Line Items]
Fund Name	Access Flex High Yield ProFund
Class Name	Service
Trading Symbol	FYASX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Access Flex High Yield ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$142	2.78%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	2.78%
AssetsNet	$ 11,452,896
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 67,862
InvestmentCompanyPortfolioTurnover	704.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$11,452,896
Number of Holdings*	6
Net Investment Advisory Fees	$67,862
Portfolio Turnover	704%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Access Flex High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008397
Shareholder Report [Line Items]
Fund Name	Banks UltraSector ProFund
Class Name	Investor
Trading Symbol	BKPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Banks UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$86	1.61%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.61%
AssetsNet	$ 25,920,990
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 84,196
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$25,920,990
Number of Holdings*	101
Net Investment Advisory Fees	$84,196
Portfolio Turnover	64%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Equitable Holdings, Inc.	1.1%
Citigroup, Inc.	1.0%
Corebridge Financial, Inc	1.0%
Wells Fargo & Co.	1.0%
JPMorgan Chase & Co.	1.0%

C000008398
Shareholder Report [Line Items]
Fund Name	Banks UltraSector ProFund
Class Name	Service
Trading Symbol	BKPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Banks UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$139	2.61%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	2.61%
AssetsNet	$ 25,920,990
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 84,196
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$25,920,990
Number of Holdings*	101
Net Investment Advisory Fees	$84,196
Portfolio Turnover	64%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Equitable Holdings, Inc.	1.1%
Citigroup, Inc.	1.0%
Corebridge Financial, Inc	1.0%
Wells Fargo & Co.	1.0%
JPMorgan Chase & Co.	1.0%

C000008368
Shareholder Report [Line Items]
Fund Name	Bear ProFund
Class Name	Investor
Trading Symbol	BRPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Bear ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$87	1.78%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.78%
AssetsNet	$ 4,963,633
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 9,097
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,963,633
Number of Holdings*	6
Net Investment Advisory Fees	$9,097
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008369
Shareholder Report [Line Items]
Fund Name	Bear ProFund
Class Name	Service
Trading Symbol	BRPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Bear ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$135	2.78%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	2.78%
AssetsNet	$ 4,963,633
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 9,097
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,963,633
Number of Holdings*	6
Net Investment Advisory Fees	$9,097
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008429
Shareholder Report [Line Items]
Fund Name	Biotechnology UltraSector ProFund
Class Name	Investor
Trading Symbol	BIPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Biotechnology UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$71	1.51%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.51%
AssetsNet	$ 84,974,602
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 373,513
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$84,974,602
Number of Holdings*	143
Net Investment Advisory Fees	$373,513
Portfolio Turnover	23%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Neurocrine Biosciences, Inc.	2.2%
Alnylam Pharmaceuticals, Inc.	2.0%
Natera, Inc.	2.0%
AbbVie, Inc.	2.0%
Gilead Sciences, Inc.	2.0%

C000008430
Shareholder Report [Line Items]
Fund Name	Biotechnology UltraSector ProFund
Class Name	Service
Trading Symbol	BIPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Biotechnology UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$118	2.50%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.50%
AssetsNet	$ 84,974,602
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 373,513
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$84,974,602
Number of Holdings*	143
Net Investment Advisory Fees	$373,513
Portfolio Turnover	23%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Neurocrine Biosciences, Inc.	2.2%
Alnylam Pharmaceuticals, Inc.	2.0%
Natera, Inc.	2.0%
AbbVie, Inc.	2.0%
Gilead Sciences, Inc.	2.0%

C000229022
Shareholder Report [Line Items]
Fund Name	Bitcoin ProFund
Class Name	Investor
Trading Symbol	BTCFX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Bitcoin ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$72	1.15%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.15%
AssetsNet	$ 493,857,501
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 726,840
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$493,857,501
Number of Holdings*	3
Net Investment Advisory Fees	$726,840
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Bitcoin ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008334
Shareholder Report [Line Items]
Fund Name	Bull ProFund
Class Name	Investor
Trading Symbol	BLPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Bull ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$74	1.41%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.41%
AssetsNet	$ 57,332,045
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 247,652
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$57,332,045
Number of Holdings*	510
Net Investment Advisory Fees	$247,652
Portfolio Turnover	95%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	5.1%
Microsoft Corp.	4.4%
NVIDIA Corp.	4.2%
Amazon.com, Inc.	3.2%
Meta Platforms, Inc. - Class A	2.2%

C000008335
Shareholder Report [Line Items]
Fund Name	Bull ProFund
Class Name	Service
Trading Symbol	BLPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Bull ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$126	2.40%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	2.40%
AssetsNet	$ 57,332,045
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 247,652
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$57,332,045
Number of Holdings*	510
Net Investment Advisory Fees	$247,652
Portfolio Turnover	95%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	5.1%
Microsoft Corp.	4.4%
NVIDIA Corp.	4.2%
Amazon.com, Inc.	3.2%
Meta Platforms, Inc. - Class A	2.2%

C000008415
Shareholder Report [Line Items]
Fund Name	Communication Services UltraSector ProFund
Class Name	Investor
Trading Symbol	WCPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Communication Services UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$96	1.67%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.67%
AssetsNet	$ 37,083,509
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 88,445
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$37,083,509
Number of Holdings*	28
Net Investment Advisory Fees	$88,445
Portfolio Turnover	55%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	15.5%
Alphabet, Inc. - Class A	8.1%
Alphabet, Inc. - Class C	6.7%
Netflix, Inc.	5.3%
AT&T, Inc.	3.4%

C000008416
Shareholder Report [Line Items]
Fund Name	Communication Services UltraSector ProFund
Class Name	Service
Trading Symbol	WCPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Communication Services UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$153	2.67%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	2.67%
AssetsNet	$ 37,083,509
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 88,445
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$37,083,509
Number of Holdings*	28
Net Investment Advisory Fees	$88,445
Portfolio Turnover	55%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	15.5%
Alphabet, Inc. - Class A	8.1%
Alphabet, Inc. - Class C	6.7%
Netflix, Inc.	5.3%
AT&T, Inc.	3.4%

C000008431
Shareholder Report [Line Items]
Fund Name	Consumer Discretionary UltraSector ProFund
Class Name	Investor
Trading Symbol	CYPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Consumer Discretionary UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$98	1.65%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.65%
AssetsNet	$ 58,293,089
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 151,522
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$58,293,089
Number of Holdings*	56
Net Investment Advisory Fees	$151,522
Portfolio Turnover	107%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Amazon.com, Inc.	16.4%
Tesla, Inc.	13.3%
The Home Depot, Inc.	4.8%
McDonald's Corp.	3.4%
Booking Holdings, Inc.	3.1%

C000008432
Shareholder Report [Line Items]
Fund Name	Consumer Discretionary UltraSector ProFund
Class Name	Service
Trading Symbol	CYPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Consumer Discretionary UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$156	2.65%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	2.65%
AssetsNet	$ 58,293,089
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 151,522
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$58,293,089
Number of Holdings*	56
Net Investment Advisory Fees	$151,522
Portfolio Turnover	107%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Amazon.com, Inc.	16.4%
Tesla, Inc.	13.3%
The Home Depot, Inc.	4.8%
McDonald's Corp.	3.4%
Booking Holdings, Inc.	3.1%

C000008433
Shareholder Report [Line Items]
Fund Name	Consumer Staples UltraSector ProFund
Class Name	Investor
Trading Symbol	CNPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Consumer Staples UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$90	1.78%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.78%
AssetsNet	$ 3,311,726
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 3,711
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,311,726
Number of Holdings*	44
Net Investment Advisory Fees	$3,711
Portfolio Turnover	151%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Costco Wholesale Corp.	8.3%
Walmart, Inc.	8.2%
The Procter & Gamble Co.	7.5%
The Coca-Cola Co.	4.7%
PepsiCo, Inc.	4.0%

C000008434
Shareholder Report [Line Items]
Fund Name	Consumer Staples UltraSector ProFund
Class Name	Service
Trading Symbol	CNPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Consumer Staples UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$140	2.77%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	2.77%
AssetsNet	$ 3,311,726
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 3,711
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,311,726
Number of Holdings*	44
Net Investment Advisory Fees	$3,711
Portfolio Turnover	151%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Costco Wholesale Corp.	8.3%
Walmart, Inc.	8.2%
The Procter & Gamble Co.	7.5%
The Coca-Cola Co.	4.7%
PepsiCo, Inc.	4.0%

C000008435
Shareholder Report [Line Items]
Fund Name	Energy UltraSector ProFund
Class Name	Investor
Trading Symbol	ENPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Energy UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$78	1.63%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.63%
AssetsNet	$ 17,805,310
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 81,385
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$17,805,310
Number of Holdings*	28
Net Investment Advisory Fees	$81,385
Portfolio Turnover	13%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Exxon Mobil Corp.	18.7%
Chevron Corp.	12.9%
ConocoPhillips	6.6%
The Williams Cos., Inc.	3.8%
EOG Resources, Inc.	3.8%

C000008436
Shareholder Report [Line Items]
Fund Name	Energy UltraSector ProFund
Class Name	Service
Trading Symbol	ENPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Energy UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$126	2.63%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	2.63%
AssetsNet	$ 17,805,310
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 81,385
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$17,805,310
Number of Holdings*	28
Net Investment Advisory Fees	$81,385
Portfolio Turnover	13%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Exxon Mobil Corp.	18.7%
Chevron Corp.	12.9%
ConocoPhillips	6.6%
The Williams Cos., Inc.	3.8%
EOG Resources, Inc.	3.8%

C000008338
Shareholder Report [Line Items]
Fund Name	Europe 30 ProFund
Class Name	Investor
Trading Symbol	UEPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Europe 30 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$91	1.78%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.78%
AssetsNet	$ 1,877,866
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,754
InvestmentCompanyPortfolioTurnover	286.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,877,866
Number of Holdings*	30
Net Investment Advisory Fees	$1,754
Portfolio Turnover	286%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
SAP SE	7.5%
ARM Holdings PLC	5.1%
HSBC Holdings PLC	5.1%
Novo Nordisk A/S	4.4%
Sanofi S.A.	4.3%

C000008339
Shareholder Report [Line Items]
Fund Name	Europe 30 ProFund
Class Name	Service
Trading Symbol	UEPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Europe 30 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$141	2.78%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	2.78%
AssetsNet	$ 1,877,866
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,754
InvestmentCompanyPortfolioTurnover	286.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,877,866
Number of Holdings*	30
Net Investment Advisory Fees	$1,754
Portfolio Turnover	286%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
SAP SE	7.5%
ARM Holdings PLC	5.1%
HSBC Holdings PLC	5.1%
Novo Nordisk A/S	4.4%
Sanofi S.A.	4.3%

C000008427
Shareholder Report [Line Items]
Fund Name	Falling U.S. Dollar ProFund
Class Name	Investor
Trading Symbol	FDPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Falling U.S. Dollar ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$88	1.78%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.78%
AssetsNet	$ 903,499
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$903,499
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008428
Shareholder Report [Line Items]
Fund Name	Falling U.S. Dollar ProFund
Class Name	Service
Trading Symbol	FDPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Falling U.S. Dollar ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$137	2.78%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	2.78%
AssetsNet	$ 903,499
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$903,499
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008437
Shareholder Report [Line Items]
Fund Name	Financials UltraSector ProFund
Class Name	Investor
Trading Symbol	FNPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Financials UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$96	1.69%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.69%
AssetsNet	$ 40,586,614
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 116,839
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$40,586,614
Number of Holdings*	80
Net Investment Advisory Fees	$116,839
Portfolio Turnover	91%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Berkshire Hathaway, Inc. - Class B	8.7%
JPMorgan Chase & Co.	7.6%
Visa, Inc. - Class A	6.0%
MasterCard, Inc. - Class A	4.6%
Bank of America Corp.	3.1%

C000008438
Shareholder Report [Line Items]
Fund Name	Financials UltraSector ProFund
Class Name	Service
Trading Symbol	FNPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Financials UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$152	2.69%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	2.69%
AssetsNet	$ 40,586,614
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 116,839
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$40,586,614
Number of Holdings*	80
Net Investment Advisory Fees	$116,839
Portfolio Turnover	91%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Berkshire Hathaway, Inc. - Class B	8.7%
JPMorgan Chase & Co.	7.6%
Visa, Inc. - Class A	6.0%
MasterCard, Inc. - Class A	4.6%
Bank of America Corp.	3.1%

C000008439
Shareholder Report [Line Items]
Fund Name	Health Care UltraSector ProFund
Class Name	Investor
Trading Symbol	HCPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Health Care UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$84	1.70%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.70%
AssetsNet	$ 17,332,480
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 62,147
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$17,332,480
Number of Holdings*	67
Net Investment Advisory Fees	$62,147
Portfolio Turnover	26%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Eli Lilly & Co.	8.8%
UnitedHealth Group, Inc.	6.9%
Johnson & Johnson	5.0%
AbbVie, Inc.	4.5%
Merck & Co., Inc.	3.4%

C000008440
Shareholder Report [Line Items]
Fund Name	Health Care UltraSector ProFund
Class Name	Service
Trading Symbol	HCPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Health Care UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$133	2.70%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	2.70%
AssetsNet	$ 17,332,480
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 62,147
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$17,332,480
Number of Holdings*	67
Net Investment Advisory Fees	$62,147
Portfolio Turnover	26%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Eli Lilly & Co.	8.8%
UnitedHealth Group, Inc.	6.9%
Johnson & Johnson	5.0%
AbbVie, Inc.	4.5%
Merck & Co., Inc.	3.4%

C000008441
Shareholder Report [Line Items]
Fund Name	Industrials UltraSector ProFund
Class Name	Investor
Trading Symbol	IDPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Industrials UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$95	1.78%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.78%
AssetsNet	$ 7,782,276
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 23,532
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,782,276
Number of Holdings*	84
Net Investment Advisory Fees	$23,532
Portfolio Turnover	164%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
General Electric Co.	3.9%
Caterpillar, Inc.	3.1%
Raytheon Technologies Corp.	3.0%
Union Pacific Corp.	2.6%
Honeywell International, Inc.	2.5%

C000008442
Shareholder Report [Line Items]
Fund Name	Industrials UltraSector ProFund
Class Name	Service
Trading Symbol	IDPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Industrials UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$147	2.78%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	2.78%
AssetsNet	$ 7,782,276
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 23,532
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,782,276
Number of Holdings*	84
Net Investment Advisory Fees	$23,532
Portfolio Turnover	164%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
General Electric Co.	3.9%
Caterpillar, Inc.	3.1%
Raytheon Technologies Corp.	3.0%
Union Pacific Corp.	2.6%
Honeywell International, Inc.	2.5%

C000008399
Shareholder Report [Line Items]
Fund Name	Internet UltraSector ProFund
Class Name	Investor
Trading Symbol	INPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Internet UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$92	1.47%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.47%
AssetsNet	$ 161,808,390
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 343,640
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$161,808,390
Number of Holdings*	46
Net Investment Advisory Fees	$343,640
Portfolio Turnover	18%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	7.9%
Amazon.com, Inc.	7.5%
Netflix, Inc.	6.1%
Salesforce, Inc.	4.8%
Alphabet, Inc. - Class A	4.1%

C000008400
Shareholder Report [Line Items]
Fund Name	Internet UltraSector ProFund
Class Name	Service
Trading Symbol	INPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Internet UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$154	2.47%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	2.47%
AssetsNet	$ 161,808,390
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 343,640
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$161,808,390
Number of Holdings*	46
Net Investment Advisory Fees	$343,640
Portfolio Turnover	18%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	7.9%
Amazon.com, Inc.	7.5%
Netflix, Inc.	6.1%
Salesforce, Inc.	4.8%
Alphabet, Inc. - Class A	4.1%

C000008360
Shareholder Report [Line Items]
Fund Name	Large-Cap Growth ProFund
Class Name	Investor
Trading Symbol	LGPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Large-Cap Growth ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$95	1.77%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.77%
AssetsNet	$ 27,246,961
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 93,000
InvestmentCompanyPortfolioTurnover	240.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,246,961
Number of Holdings*	215
Net Investment Advisory Fees	$93,000
Portfolio Turnover	240%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	11.1%
Apple, Inc.	6.2%
Microsoft Corp.	6.0%
Meta Platforms, Inc. - Class A	5.6%
Amazon.com, Inc.	4.8%

C000008361
Shareholder Report [Line Items]
Fund Name	Large-Cap Growth ProFund
Class Name	Service
Trading Symbol	LGPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Large-Cap Growth ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$148	2.75%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	2.75%
AssetsNet	$ 27,246,961
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 93,000
InvestmentCompanyPortfolioTurnover	240.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,246,961
Number of Holdings*	215
Net Investment Advisory Fees	$93,000
Portfolio Turnover	240%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	11.1%
Apple, Inc.	6.2%
Microsoft Corp.	6.0%
Meta Platforms, Inc. - Class A	5.6%
Amazon.com, Inc.	4.8%

C000008358
Shareholder Report [Line Items]
Fund Name	Large-Cap Value ProFund
Class Name	Investor
Trading Symbol	LVPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Large-Cap Value ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$91	1.78%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.78%
AssetsNet	$ 10,445,520
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 47,581
InvestmentCompanyPortfolioTurnover	429.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,445,520
Number of Holdings*	402
Net Investment Advisory Fees	$47,581
Portfolio Turnover	429%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	7.8%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.8%
UnitedHealth Group, Inc.	2.0%
Exxon Mobil Corp.	1.9%

C000008359
Shareholder Report [Line Items]
Fund Name	Large-Cap Value ProFund
Class Name	Service
Trading Symbol	LVPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Large-Cap Value ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$142	2.78%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	2.78%
AssetsNet	$ 10,445,520
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 47,581
InvestmentCompanyPortfolioTurnover	429.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,445,520
Number of Holdings*	402
Net Investment Advisory Fees	$47,581
Portfolio Turnover	429%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	7.8%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.8%
UnitedHealth Group, Inc.	2.0%
Exxon Mobil Corp.	1.9%

C000008419
Shareholder Report [Line Items]
Fund Name	Materials UltraSector ProFund
Class Name	Investor
Trading Symbol	BMPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Materials UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$87	1.78%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.78%
AssetsNet	$ 3,984,536
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 12,518
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,984,536
Number of Holdings*	34
Net Investment Advisory Fees	$12,518
Portfolio Turnover	58%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Linde PLC	16.7%
The Sherwin-Williams Co.	6.5%
Air Products & Chemicals, Inc.	5.9%
Ecolab, Inc.	4.9%
Freeport-McMoRan, Inc.	4.1%

C000008420
Shareholder Report [Line Items]
Fund Name	Materials UltraSector ProFund
Class Name	Service
Trading Symbol	BMPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Materials UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$135	2.78%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	2.78%
AssetsNet	$ 3,984,536
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 12,518
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,984,536
Number of Holdings*	34
Net Investment Advisory Fees	$12,518
Portfolio Turnover	58%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Linde PLC	16.7%
The Sherwin-Williams Co.	6.5%
Air Products & Chemicals, Inc.	5.9%
Ecolab, Inc.	4.9%
Freeport-McMoRan, Inc.	4.1%

C000008364
Shareholder Report [Line Items]
Fund Name	Mid-Cap Growth ProFund
Class Name	Investor
Trading Symbol	MGPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Mid-Cap Growth ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$91	1.78%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.78%
AssetsNet	$ 3,762,490
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 9,549
InvestmentCompanyPortfolioTurnover	267.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,762,490
Number of Holdings*	240
Net Investment Advisory Fees	$9,549
Portfolio Turnover	267%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Williams-Sonoma, Inc.	1.7%
Interactive Brokers Group, Inc. - Class A	1.5%
Pure Storage, Inc. - Class A	1.4%
EMCOR Group, Inc.	1.3%
DocuSign, Inc.	1.3%

C000008365
Shareholder Report [Line Items]
Fund Name	Mid-Cap Growth ProFund
Class Name	Service
Trading Symbol	MGPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Mid-Cap Growth ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$141	2.78%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	2.78%
AssetsNet	$ 3,762,490
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 9,549
InvestmentCompanyPortfolioTurnover	267.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,762,490
Number of Holdings*	240
Net Investment Advisory Fees	$9,549
Portfolio Turnover	267%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Williams-Sonoma, Inc.	1.7%
Interactive Brokers Group, Inc. - Class A	1.5%
Pure Storage, Inc. - Class A	1.4%
EMCOR Group, Inc.	1.3%
DocuSign, Inc.	1.3%

C000008352
Shareholder Report [Line Items]
Fund Name	Mid-Cap ProFund
Class Name	Investor
Trading Symbol	MDPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Mid-Cap ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$90	1.74%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.74%
AssetsNet	$ 11,808,071
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 30,259
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$11,808,071
Number of Holdings*	407
Net Investment Advisory Fees	$30,259
Portfolio Turnover	165%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Williams-Sonoma, Inc.	0.7%
Interactive Brokers Group, Inc. - Class A	0.6%
Expand Energy Corp.	0.5%
Illumina, Inc.	0.5%
Pure Storage, Inc. - Class A	0.5%

C000008353
Shareholder Report [Line Items]
Fund Name	Mid-Cap ProFund
Class Name	Service
Trading Symbol	MDPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Mid-Cap ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$141	2.74%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	2.74%
AssetsNet	$ 11,808,071
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 30,259
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$11,808,071
Number of Holdings*	407
Net Investment Advisory Fees	$30,259
Portfolio Turnover	165%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Williams-Sonoma, Inc.	0.7%
Interactive Brokers Group, Inc. - Class A	0.6%
Expand Energy Corp.	0.5%
Illumina, Inc.	0.5%
Pure Storage, Inc. - Class A	0.5%

C000008362
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value ProFund
Class Name	Investor
Trading Symbol	MLPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Mid-Cap Value ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$93	1.78%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.78%
AssetsNet	$ 49,274,810
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$49,274,810
Number of Holdings*	304
Net Investment Advisory Fees	$0
Portfolio Turnover	161%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Expand Energy Corp.	1.4%
US Foods Holding Corp.	1.1%
Flex, Ltd.	1.1%
Reliance Steel & Aluminum Co.	1.1%
Avantor, Inc.	1.0%

C000008363
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value ProFund
Class Name	Service
Trading Symbol	MLPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Mid-Cap Value ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$144	2.78%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	2.78%
AssetsNet	$ 49,274,810
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$49,274,810
Number of Holdings*	304
Net Investment Advisory Fees	$0
Portfolio Turnover	161%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Expand Energy Corp.	1.4%
US Foods Holding Corp.	1.1%
Flex, Ltd.	1.1%
Reliance Steel & Aluminum Co.	1.1%
Avantor, Inc.	1.0%

C000008356
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 ProFund
Class Name	Investor
Trading Symbol	OTPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$79	1.49%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.49%
AssetsNet	$ 126,336,780
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 414,620
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$126,336,780
Number of Holdings*	107
Net Investment Advisory Fees	$414,620
Portfolio Turnover	29%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	5.4%
Microsoft Corp.	4.6%
NVIDIA Corp.	4.4%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	2.6%

C000008357
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 ProFund
Class Name	Service
Trading Symbol	OTPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$132	2.49%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	2.49%
AssetsNet	$ 126,336,780
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 414,620
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$126,336,780
Number of Holdings*	107
Net Investment Advisory Fees	$414,620
Portfolio Turnover	29%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	5.4%
Microsoft Corp.	4.6%
NVIDIA Corp.	4.4%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	2.6%

C000012315
Shareholder Report [Line Items]
Fund Name	Oil & Gas Equipment & Services UltraSector ProFund
Class Name	Investor
Trading Symbol	OEPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Oil & Gas Equipment & Services UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$75	1.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.75%
AssetsNet	$ 10,139,798
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 46,065
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,139,798
Number of Holdings*	37
Net Investment Advisory Fees	$46,065
Portfolio Turnover	40%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Tidewater, Inc.	4.2%
Baker Hughes Co.	4.1%
Valaris, Ltd.	3.9%
Patterson-UTI Energy, Inc.	3.9%
Noble Corp. PLC	3.7%

C000012316
Shareholder Report [Line Items]
Fund Name	Oil & Gas Equipment & Services UltraSector ProFund
Class Name	Service
Trading Symbol	OEPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Oil & Gas Equipment & Services UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$118	2.75%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.75%
AssetsNet	$ 10,139,798
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 46,065
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,139,798
Number of Holdings*	37
Net Investment Advisory Fees	$46,065
Portfolio Turnover	40%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Tidewater, Inc.	4.2%
Baker Hughes Co.	4.1%
Valaris, Ltd.	3.9%
Patterson-UTI Energy, Inc.	3.9%
Noble Corp. PLC	3.7%

C000008401
Shareholder Report [Line Items]
Fund Name	Pharmaceuticals UltraSector ProFund
Class Name	Investor
Trading Symbol	PHPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Pharmaceuticals UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$92	1.78%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.78%
AssetsNet	$ 2,787,286
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,600
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,787,286
Number of Holdings*	51
Net Investment Advisory Fees	$1,600
Portfolio Turnover	73%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Intra-Cellular Therapies, Inc.	4.5%
Royalty Pharma PLC - Class A	3.7%
Corcept Therapeutics, Inc.	3.3%
Axsome Therapeutics, Inc.	3.2%
Pfizer, Inc.	3.1%

C000008402
Shareholder Report [Line Items]
Fund Name	Pharmaceuticals UltraSector ProFund
Class Name	Service
Trading Symbol	PHPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Pharmaceuticals UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$143	2.78%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	2.78%
AssetsNet	$ 2,787,286
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,600
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,787,286
Number of Holdings*	51
Net Investment Advisory Fees	$1,600
Portfolio Turnover	73%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Intra-Cellular Therapies, Inc.	4.5%
Royalty Pharma PLC - Class A	3.7%
Corcept Therapeutics, Inc.	3.3%
Axsome Therapeutics, Inc.	3.2%
Pfizer, Inc.	3.1%

C000008403
Shareholder Report [Line Items]
Fund Name	Precious Metals UltraSector ProFund
Class Name	Investor
Trading Symbol	PMPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Precious Metals UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$79	1.56%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.56%
AssetsNet	$ 24,573,623
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 100,322
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$24,573,623
Number of Holdings*	36
Net Investment Advisory Fees	$100,322
Portfolio Turnover	35%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Newmont Corp.	12.5%
Agnico Eagle Mines, Ltd.	12.0%
Barrick Gold Corp.	7.4%
Wheaton Precious Metals Corp.	7.3%
Franco-Nevada Corp.	6.7%

C000008404
Shareholder Report [Line Items]
Fund Name	Precious Metals UltraSector ProFund
Class Name	Service
Trading Symbol	PMPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Precious Metals UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$129	2.56%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	2.56%
AssetsNet	$ 24,573,623
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 100,322
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$24,573,623
Number of Holdings*	36
Net Investment Advisory Fees	$100,322
Portfolio Turnover	35%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Newmont Corp.	12.5%
Agnico Eagle Mines, Ltd.	12.0%
Barrick Gold Corp.	7.4%
Wheaton Precious Metals Corp.	7.3%
Franco-Nevada Corp.	6.7%

C000008405
Shareholder Report [Line Items]
Fund Name	Real Estate UltraSector ProFund
Class Name	Investor
Trading Symbol	REPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Real Estate UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$90	1.78%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.78%
AssetsNet	$ 4,180,914
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 34,574
InvestmentCompanyPortfolioTurnover	250.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,180,914
Number of Holdings*	38
Net Investment Advisory Fees	$34,574
Portfolio Turnover	250%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Prologis, Inc.	7.9%
Equinix, Inc.	6.3%
American Tower Corp. - Class A	6.2%
Welltower, Inc.	5.8%
Simon Property Group, Inc.	3.8%

C000008406
Shareholder Report [Line Items]
Fund Name	Real Estate UltraSector ProFund
Class Name	Service
Trading Symbol	REPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Real Estate UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$140	2.78%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	2.78%
AssetsNet	$ 4,180,914
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 34,574
InvestmentCompanyPortfolioTurnover	250.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,180,914
Number of Holdings*	38
Net Investment Advisory Fees	$34,574
Portfolio Turnover	250%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Prologis, Inc.	7.9%
Equinix, Inc.	6.3%
American Tower Corp. - Class A	6.2%
Welltower, Inc.	5.8%
Simon Property Group, Inc.	3.8%

C000008421
Shareholder Report [Line Items]
Fund Name	Rising Rates Opportunity 10 ProFund
Class Name	Investor
Trading Symbol	RTPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Rising Rates Opportunity 10 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$92	1.78%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.78%
AssetsNet	$ 1,128,635
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,128,635
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008422
Shareholder Report [Line Items]
Fund Name	Rising Rates Opportunity 10 ProFund
Class Name	Service
Trading Symbol	RTPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Rising Rates Opportunity 10 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$144	2.78%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	2.78%
AssetsNet	$ 1,128,635
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,128,635
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008423
Shareholder Report [Line Items]
Fund Name	Rising Rates Opportunity ProFund
Class Name	Investor
Trading Symbol	RRPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Rising Rates Opportunity ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$115	2.16%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.16%
AssetsNet	$ 16,252,749
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 32,472
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$16,252,749
Number of Holdings*	6
Net Investment Advisory Fees	$32,472
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008424
Shareholder Report [Line Items]
Fund Name	Rising Rates Opportunity ProFund
Class Name	Service
Trading Symbol	RRPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Rising Rates Opportunity ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$167	3.16%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	3.16%
AssetsNet	$ 16,252,749
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 32,472
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$16,252,749
Number of Holdings*	6
Net Investment Advisory Fees	$32,472
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008425
Shareholder Report [Line Items]
Fund Name	Rising U.S. Dollar ProFund
Class Name	Investor
Trading Symbol	RDPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Rising U.S. Dollar ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$93	1.78%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.78%
AssetsNet	$ 9,445,669
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 10,064
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,445,669
Number of Holdings*	6
Net Investment Advisory Fees	$10,064
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008426
Shareholder Report [Line Items]
Fund Name	Rising U.S. Dollar ProFund
Class Name	Service
Trading Symbol	RDPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Rising U.S. Dollar ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$144	2.77%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	2.77%
AssetsNet	$ 9,445,669
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 10,064
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,445,669
Number of Holdings*	6
Net Investment Advisory Fees	$10,064
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008407
Shareholder Report [Line Items]
Fund Name	Semiconductor UltraSector ProFund
Class Name	Investor
Trading Symbol	SMPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Semiconductor UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$72	1.46%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.46%
AssetsNet	$ 354,978,595
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,468,917
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$354,978,595
Number of Holdings*	39
Net Investment Advisory Fees	$1,468,917
Portfolio Turnover	103%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	24.5%
Broadcom, Inc.	8.6%
QUALCOMM, Inc.	1.6%
Advanced Micro Devices, Inc.	1.6%
Texas Instruments, Inc.	1.4%

C000008408
Shareholder Report [Line Items]
Fund Name	Semiconductor UltraSector ProFund
Class Name	Service
Trading Symbol	SMPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Semiconductor UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$122	2.46%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.46%
AssetsNet	$ 354,978,595
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,468,917
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$354,978,595
Number of Holdings*	39
Net Investment Advisory Fees	$1,468,917
Portfolio Turnover	103%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	24.5%
Broadcom, Inc.	8.6%
QUALCOMM, Inc.	1.6%
Advanced Micro Devices, Inc.	1.6%
Texas Instruments, Inc.	1.4%

C000236592
Shareholder Report [Line Items]
Fund Name	Short Bitcoin ProFund
Class Name	Investor
Trading Symbol	BITIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Short Bitcoin ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	1.15%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	1.15%
AssetsNet	$ 570,226
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$570,226
Number of Holdings*	3
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Bitcoin ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008386
Shareholder Report [Line Items]
Fund Name	Short Energy ProFund
Class Name	Investor
Trading Symbol	SNPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Short Energy ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$93	1.78%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.78%
AssetsNet	$ 1,419,728
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,419,728
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Energy ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008387
Shareholder Report [Line Items]
Fund Name	Short Energy ProFund
Class Name	Service
Trading Symbol	SNPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Short Energy ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$145	2.78%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	2.78%
AssetsNet	$ 1,419,728
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,419,728
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Energy ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008374
Shareholder Report [Line Items]
Fund Name	Short Nasdaq-100 ProFund
Class Name	Investor
Trading Symbol	SOPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Short Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$93	1.92%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.92%
AssetsNet	$ 1,446,204
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,446,204
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008375
Shareholder Report [Line Items]
Fund Name	Short Nasdaq-100 ProFund
Class Name	Service
Trading Symbol	SOPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Short Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$141	2.92%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	2.92%
AssetsNet	$ 1,446,204
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,446,204
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000012306
Shareholder Report [Line Items]
Fund Name	Short Precious Metals ProFund
Class Name	Investor
Trading Symbol	SPPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Short Precious Metals ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$88	1.78%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.78%
AssetsNet	$ 5,716,340
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 9,814
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$5,716,340
Number of Holdings*	6
Net Investment Advisory Fees	$9,814
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000012307
Shareholder Report [Line Items]
Fund Name	Short Precious Metals ProFund
Class Name	Service
Trading Symbol	SPPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Short Precious Metals ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$137	2.78%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	2.78%
AssetsNet	$ 5,716,340
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 9,814
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$5,716,340
Number of Holdings*	6
Net Investment Advisory Fees	$9,814
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008370
Shareholder Report [Line Items]
Fund Name	Short Real Estate ProFund
Class Name	Investor
Trading Symbol	SRPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Short Real Estate ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$90	1.78%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.78%
AssetsNet	$ 956,974
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$956,974
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008371
Shareholder Report [Line Items]
Fund Name	Short Real Estate ProFund
Class Name	Service
Trading Symbol	SRPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Short Real Estate ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$140	2.78%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	2.78%
AssetsNet	$ 956,974
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$956,974
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008372
Shareholder Report [Line Items]
Fund Name	Short Small-Cap ProFund
Class Name	Investor
Trading Symbol	SHPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Short Small-Cap ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$90	1.78%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.78%
AssetsNet	$ 2,956,830
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,956,830
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008373
Shareholder Report [Line Items]
Fund Name	Short Small-Cap ProFund
Class Name	Service
Trading Symbol	SHPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Short Small-Cap ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$140	2.78%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	2.78%
AssetsNet	$ 2,956,830
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,956,830
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008336
Shareholder Report [Line Items]
Fund Name	Small-Cap Growth ProFund
Class Name	Investor
Trading Symbol	SGPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Small-Cap Growth ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$89	1.78%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.78%
AssetsNet	$ 4,433,682
Holdings Count | Holding	338
Advisory Fees Paid, Amount	$ 14,451
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,433,682
Number of Holdings*	338
Net Investment Advisory Fees	$14,451
Portfolio Turnover	111%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Alaska Air Group, Inc.	1.3%
Glaukos Corp.	1.2%
ATI, Inc.	1.1%
Brinker International, Inc.	1.1%
Hims & Hers Health, Inc.	1.0%

C000008337
Shareholder Report [Line Items]
Fund Name	Small-Cap Growth ProFund
Class Name	Service
Trading Symbol	SGPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Small-Cap Growth ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$139	2.78%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	2.78%
AssetsNet	$ 4,433,682
Holdings Count | Holding	338
Advisory Fees Paid, Amount	$ 14,451
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,433,682
Number of Holdings*	338
Net Investment Advisory Fees	$14,451
Portfolio Turnover	111%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Alaska Air Group, Inc.	1.3%
Glaukos Corp.	1.2%
ATI, Inc.	1.1%
Brinker International, Inc.	1.1%
Hims & Hers Health, Inc.	1.0%

C000008354
Shareholder Report [Line Items]
Fund Name	Small-Cap ProFund
Class Name	Investor
Trading Symbol	SLPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Small-Cap ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$90	1.78%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.78%
AssetsNet	$ 4,777,160
Holdings Count | Holding	1,970
Advisory Fees Paid, Amount	$ 13,000
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,777,160
Number of Holdings*	1,970
Net Investment Advisory Fees	$13,000
Portfolio Turnover	72%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Sprouts Farmers Market, Inc.	0.4%
Insmed, Inc.	0.3%
Vaxcyte, Inc.	0.3%
SouthState Corp.	0.3%
FTAI Aviation, Ltd.	0.2%

C000008355
Shareholder Report [Line Items]
Fund Name	Small-Cap ProFund
Class Name	Service
Trading Symbol	SLPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Small-Cap ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$140	2.78%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	2.78%
AssetsNet	$ 4,777,160
Holdings Count | Holding	1,970
Advisory Fees Paid, Amount	$ 13,000
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,777,160
Number of Holdings*	1,970
Net Investment Advisory Fees	$13,000
Portfolio Turnover	72%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Sprouts Farmers Market, Inc.	0.4%
Insmed, Inc.	0.3%
Vaxcyte, Inc.	0.3%
SouthState Corp.	0.3%
FTAI Aviation, Ltd.	0.2%

C000008366
Shareholder Report [Line Items]
Fund Name	Small-Cap Value ProFund
Class Name	Investor
Trading Symbol	SVPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Small-Cap Value ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$91	1.78%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.78%
AssetsNet	$ 2,862,783
Holdings Count | Holding	462
Advisory Fees Paid, Amount	$ 36,953
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,862,783
Number of Holdings*	462
Net Investment Advisory Fees	$36,953
Portfolio Turnover	73%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
VF Corp.	1.2%
Qorvo, Inc.	1.2%
Jackson Financial, Inc. - Class A	1.0%
Mr. Cooper Group, Inc.	1.0%
Robert Half, Inc.	1.0%

C000008367
Shareholder Report [Line Items]
Fund Name	Small-Cap Value ProFund
Class Name	Service
Trading Symbol	SVPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Small-Cap Value ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$141	2.78%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	2.78%
AssetsNet	$ 2,862,783
Holdings Count | Holding	462
Advisory Fees Paid, Amount	$ 36,953
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,862,783
Number of Holdings*	462
Net Investment Advisory Fees	$36,953
Portfolio Turnover	73%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
VF Corp.	1.2%
Qorvo, Inc.	1.2%
Jackson Financial, Inc. - Class A	1.0%
Mr. Cooper Group, Inc.	1.0%
Robert Half, Inc.	1.0%

C000008409
Shareholder Report [Line Items]
Fund Name	Technology UltraSector ProFund
Class Name	Investor
Trading Symbol	TEPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Technology UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$78	1.50%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.50%
AssetsNet	$ 84,422,554
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 317,459
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$84,422,554
Number of Holdings*	75
Net Investment Advisory Fees	$317,459
Portfolio Turnover	58%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	11.5%
Microsoft Corp.	10.0%
NVIDIA Corp.	9.5%
Broadcom, Inc.	4.4%
Salesforce, Inc.	2.8%

C000008410
Shareholder Report [Line Items]
Fund Name	Technology UltraSector ProFund
Class Name	Service
Trading Symbol	TEPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Technology UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$129	2.50%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	2.50%
AssetsNet	$ 84,422,554
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 317,459
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$84,422,554
Number of Holdings*	75
Net Investment Advisory Fees	$317,459
Portfolio Turnover	58%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	11.5%
Microsoft Corp.	10.0%
NVIDIA Corp.	9.5%
Broadcom, Inc.	4.4%
Salesforce, Inc.	2.8%

C000008376
Shareholder Report [Line Items]
Fund Name	UltraBear ProFund
Class Name	Investor
Trading Symbol	URPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraBear ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$83	1.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.78%
AssetsNet	$ 4,877,121
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 28,934
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,877,121
Number of Holdings*	6
Net Investment Advisory Fees	$28,934
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008377
Shareholder Report [Line Items]
Fund Name	UltraBear ProFund
Class Name	Service
Trading Symbol	URPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraBear ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$130	2.78%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	2.78%
AssetsNet	$ 4,877,121
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 28,934
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,877,121
Number of Holdings*	6
Net Investment Advisory Fees	$28,934
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008340
Shareholder Report [Line Items]
Fund Name	UltraBull ProFund
Class Name	Investor
Trading Symbol	ULPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraBull ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$75	1.39%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.39%
AssetsNet	$ 171,161,932
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 638,423
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$171,161,932
Number of Holdings*	510
Net Investment Advisory Fees	$638,423
Portfolio Turnover	83%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	4.6%
Microsoft Corp.	4.0%
NVIDIA Corp.	3.8%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc. - Class A	1.9%

C000008341
Shareholder Report [Line Items]
Fund Name	UltraBull ProFund
Class Name	Service
Trading Symbol	ULPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraBull ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$129	2.38%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	2.38%
AssetsNet	$ 171,161,932
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 638,423
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$171,161,932
Number of Holdings*	510
Net Investment Advisory Fees	$638,423
Portfolio Turnover	83%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	4.6%
Microsoft Corp.	4.0%
NVIDIA Corp.	3.8%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc. - Class A	1.9%

C000057897
Shareholder Report [Line Items]
Fund Name	UltraChina ProFund
Class Name	Investor
Trading Symbol	UGPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraChina ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$99	1.78%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.78%
AssetsNet	$ 23,895,661
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 78,973
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$23,895,661
Number of Holdings*	53
Net Investment Advisory Fees	$78,973
Portfolio Turnover	136%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Alibaba Group Holding, Ltd.	18.8%
PDD Holdings, Inc.	10.1%
JD.com, Inc.	7.4%
Trip.com Group, Ltd.	4.7%
NetEase, Inc.	4.0%

C000057898
Shareholder Report [Line Items]
Fund Name	UltraChina ProFund
Class Name	Service
Trading Symbol	UGPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraChina ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$155	2.78%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	2.78%
AssetsNet	$ 23,895,661
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 78,973
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$23,895,661
Number of Holdings*	53
Net Investment Advisory Fees	$78,973
Portfolio Turnover	136%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Alibaba Group Holding, Ltd.	18.8%
PDD Holdings, Inc.	10.1%
JD.com, Inc.	7.4%
Trip.com Group, Ltd.	4.7%
NetEase, Inc.	4.0%

C000008346
Shareholder Report [Line Items]
Fund Name	UltraDow 30 ProFund
Class Name	Investor
Trading Symbol	UDPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraDow 30 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$80	1.47%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.47%
AssetsNet	$ 48,129,574
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 155,817
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$48,129,574
Number of Holdings*	36
Net Investment Advisory Fees	$155,817
Portfolio Turnover	20%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
The Goldman Sachs Group, Inc.	6.3%
UnitedHealth Group, Inc.	5.3%
Microsoft Corp.	4.1%
The Home Depot, Inc.	4.0%
Caterpillar, Inc.	3.6%

C000008347
Shareholder Report [Line Items]
Fund Name	UltraDow 30 ProFund
Class Name	Service
Trading Symbol	UDPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraDow 30 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$134	2.47%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	2.47%
AssetsNet	$ 48,129,574
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 155,817
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$48,129,574
Number of Holdings*	36
Net Investment Advisory Fees	$155,817
Portfolio Turnover	20%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
The Goldman Sachs Group, Inc.	6.3%
UnitedHealth Group, Inc.	5.3%
Microsoft Corp.	4.1%
The Home Depot, Inc.	4.0%
Caterpillar, Inc.	3.6%

C000024060
Shareholder Report [Line Items]
Fund Name	UltraEmerging Markets ProFund
Class Name	Investor
Trading Symbol	UUPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraEmerging Markets ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$95	1.78%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.78%
AssetsNet	$ 6,544,785
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 17,842
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$6,544,785
Number of Holdings*	56
Net Investment Advisory Fees	$17,842
Portfolio Turnover	101%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	17.2%
Alibaba Group Holding, Ltd.	10.2%
HDFC Bank, Ltd.	5.9%
Infosys, Ltd.	4.0%
PDD Holdings, Inc.	3.9%

C000024061
Shareholder Report [Line Items]
Fund Name	UltraEmerging Markets ProFund
Class Name	Service
Trading Symbol	UUPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraEmerging Markets ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$148	2.78%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	2.78%
AssetsNet	$ 6,544,785
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 17,842
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$6,544,785
Number of Holdings*	56
Net Investment Advisory Fees	$17,842
Portfolio Turnover	101%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	17.2%
Alibaba Group Holding, Ltd.	10.2%
HDFC Bank, Ltd.	5.9%
Infosys, Ltd.	4.0%
PDD Holdings, Inc.	3.9%

C000024071
Shareholder Report [Line Items]
Fund Name	UltraInternational ProFund
Class Name	Investor
Trading Symbol	UNPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraInternational ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$88	1.78%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.78%
AssetsNet	$ 3,031,826
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 5,748
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,031,826
Number of Holdings*	6
Net Investment Advisory Fees	$5,748
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024072
Shareholder Report [Line Items]
Fund Name	UltraInternational ProFund
Class Name	Service
Trading Symbol	UNPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraInternational ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$136	2.78%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	2.78%
AssetsNet	$ 3,031,826
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 5,748
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,031,826
Number of Holdings*	6
Net Investment Advisory Fees	$5,748
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008350
Shareholder Report [Line Items]
Fund Name	UltraJapan ProFund
Class Name	Investor
Trading Symbol	UJPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraJapan ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$84	1.66%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.66%
AssetsNet	$ 20,150,716
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 97,565
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$20,150,716
Number of Holdings*	6
Net Investment Advisory Fees	$97,565
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008351
Shareholder Report [Line Items]
Fund Name	UltraJapan ProFund
Class Name	Service
Trading Symbol	UJPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraJapan ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$134	2.66%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	2.66%
AssetsNet	$ 20,150,716
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 97,565
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$20,150,716
Number of Holdings*	6
Net Investment Advisory Fees	$97,565
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000034818
Shareholder Report [Line Items]
Fund Name	UltraLatin America ProFund
Class Name	Investor
Trading Symbol	UBPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraLatin America ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$90	1.82%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.82%
AssetsNet	$ 6,993,716
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 20,704
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$6,993,716
Number of Holdings*	42
Net Investment Advisory Fees	$20,704
Portfolio Turnover	49%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Vale S.A.	9.6%
Petroleo Brasileiro S.A.	8.2%
Itau Unibanco Holding S.A.	8.1%
Petroleo Brasileiro S.A.	7.6%
Fomento Economico Mexicano S.A.B. de C.V.	4.3%

C000034819
Shareholder Report [Line Items]
Fund Name	UltraLatin America ProFund
Class Name	Service
Trading Symbol	UBPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraLatin America ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$139	2.82%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	2.82%
AssetsNet	$ 6,993,716
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 20,704
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$6,993,716
Number of Holdings*	42
Net Investment Advisory Fees	$20,704
Portfolio Turnover	49%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Vale S.A.	9.6%
Petroleo Brasileiro S.A.	8.2%
Itau Unibanco Holding S.A.	8.1%
Petroleo Brasileiro S.A.	7.6%
Fomento Economico Mexicano S.A.B. de C.V.	4.3%

C000008342
Shareholder Report [Line Items]
Fund Name	UltraMid-Cap ProFund
Class Name	Investor
Trading Symbol	UMPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraMid-Cap ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$77	1.48%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.48%
AssetsNet	$ 44,254,130
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 156,009
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$44,254,130
Number of Holdings*	407
Net Investment Advisory Fees	$156,009
Portfolio Turnover	29%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Williams-Sonoma, Inc.	0.7%
Interactive Brokers Group, Inc. - Class A	0.6%
Expand Energy Corp.	0.5%
Pure Storage, Inc. - Class A	0.5%
Illumina, Inc.	0.5%

C000008343
Shareholder Report [Line Items]
Fund Name	UltraMid-Cap ProFund
Class Name	Service
Trading Symbol	UMPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraMid-Cap ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$128	2.48%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	2.48%
AssetsNet	$ 44,254,130
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 156,009
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$44,254,130
Number of Holdings*	407
Net Investment Advisory Fees	$156,009
Portfolio Turnover	29%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Williams-Sonoma, Inc.	0.7%
Interactive Brokers Group, Inc. - Class A	0.6%
Expand Energy Corp.	0.5%
Pure Storage, Inc. - Class A	0.5%
Illumina, Inc.	0.5%

C000008348
Shareholder Report [Line Items]
Fund Name	UltraNasdaq-100 ProFund
Class Name	Investor
Trading Symbol	UOPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraNasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$78	1.42%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.42%
AssetsNet	$ 1,081,584,531
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 3,889,326
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,081,584,531
Number of Holdings*	107
Net Investment Advisory Fees	$3,889,326
Portfolio Turnover	28%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	6.9%
Microsoft Corp.	6.0%
NVIDIA Corp.	5.7%
Amazon.com, Inc.	4.8%
Broadcom, Inc.	3.3%

C000008349
Shareholder Report [Line Items]
Fund Name	UltraNasdaq-100 ProFund
Class Name	Service
Trading Symbol	UOPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraNasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$131	2.41%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	2.41%
AssetsNet	$ 1,081,584,531
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 3,889,326
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,081,584,531
Number of Holdings*	107
Net Investment Advisory Fees	$3,889,326
Portfolio Turnover	28%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	6.9%
Microsoft Corp.	6.0%
NVIDIA Corp.	5.7%
Amazon.com, Inc.	4.8%
Broadcom, Inc.	3.3%

C000057903
Shareholder Report [Line Items]
Fund Name	UltraShort China ProFund
Class Name	Investor
Trading Symbol	UHPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort China ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$71	1.78%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.78%
AssetsNet	$ 1,784,500
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,784,500
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000057904
Shareholder Report [Line Items]
Fund Name	UltraShort China ProFund
Class Name	Service
Trading Symbol	UHPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort China ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$111	2.78%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.78%
AssetsNet	$ 1,784,500
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,784,500
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008382
Shareholder Report [Line Items]
Fund Name	UltraShort Dow 30 ProFund
Class Name	Investor
Trading Symbol	UWPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort Dow 30 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$83	1.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.78%
AssetsNet	$ 2,057,340
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,057,340
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008383
Shareholder Report [Line Items]
Fund Name	UltraShort Dow 30 ProFund
Class Name	Service
Trading Symbol	UWPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort Dow 30 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$130	2.78%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	2.78%
AssetsNet	$ 2,057,340
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,057,340
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024074
Shareholder Report [Line Items]
Fund Name	UltraShort Emerging Markets ProFund
Class Name	Investor
Trading Symbol	UVPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort Emerging Markets ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$82	1.78%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.78%
AssetsNet	$ 681,528
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$681,528
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024075
Shareholder Report [Line Items]
Fund Name	UltraShort Emerging Markets ProFund
Class Name	Service
Trading Symbol	UVPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort Emerging Markets ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$127	2.77%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	2.77%
AssetsNet	$ 681,528
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$681,528
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024083
Shareholder Report [Line Items]
Fund Name	UltraShort International ProFund
Class Name	Investor
Trading Symbol	UXPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort International ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$91	1.78%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.78%
AssetsNet	$ 3,988,944
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,988,944
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024084
Shareholder Report [Line Items]
Fund Name	UltraShort International ProFund
Class Name	Service
Trading Symbol	UXPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort International ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$142	2.78%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	2.78%
AssetsNet	$ 3,988,944
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,988,944
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024080
Shareholder Report [Line Items]
Fund Name	UltraShort Japan ProFund
Class Name	Investor
Trading Symbol	UKPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort Japan ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$85	1.78%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.78%
AssetsNet	$ 437,546
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$437,546
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024081
Shareholder Report [Line Items]
Fund Name	UltraShort Japan ProFund
Class Name	Service
Trading Symbol	UKPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort Japan ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$133	2.72%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	2.72%
AssetsNet	$ 437,546
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$437,546
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000034786
Shareholder Report [Line Items]
Fund Name	UltraShort Latin America ProFund
Class Name	Investor
Trading Symbol	UFPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort Latin America ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$89	1.78%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.78%
AssetsNet	$ 1,099,104
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,099,104
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000034787
Shareholder Report [Line Items]
Fund Name	UltraShort Latin America ProFund
Class Name	Service
Trading Symbol	UFPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort Latin America ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$139	2.77%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	2.77%
AssetsNet	$ 1,099,104
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,099,104
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008378
Shareholder Report [Line Items]
Fund Name	UltraShort Mid-Cap ProFund
Class Name	Investor
Trading Symbol	UIPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort Mid-Cap ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$86	1.78%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.78%
AssetsNet	$ 539,784
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$539,784
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008379
Shareholder Report [Line Items]
Fund Name	UltraShort Mid-Cap ProFund
Class Name	Service
Trading Symbol	UIPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort Mid-Cap ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$134	2.78%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	2.78%
AssetsNet	$ 539,784
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$539,784
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008384
Shareholder Report [Line Items]
Fund Name	UltraShort Nasdaq-100 ProFund
Class Name	Investor
Trading Symbol	USPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$86	1.88%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.88%
AssetsNet	$ 10,131,189
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 44,764
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,131,189
Number of Holdings*	6
Net Investment Advisory Fees	$44,764
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008385
Shareholder Report [Line Items]
Fund Name	UltraShort Nasdaq-100 ProFund
Class Name	Service
Trading Symbol	USPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$131	2.88%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	2.88%
AssetsNet	$ 10,131,189
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 44,764
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,131,189
Number of Holdings*	6
Net Investment Advisory Fees	$44,764
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008380
Shareholder Report [Line Items]
Fund Name	UltraShort Small-Cap ProFund
Class Name	Investor
Trading Symbol	UCPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort Small-Cap ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$88	1.78%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.78%
AssetsNet	$ 2,336,479
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 496
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,336,479
Number of Holdings*	6
Net Investment Advisory Fees	$496
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008381
Shareholder Report [Line Items]
Fund Name	UltraShort Small-Cap ProFund
Class Name	Service
Trading Symbol	UCPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraShort Small-Cap ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$137	2.78%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	2.78%
AssetsNet	$ 2,336,479
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 496
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,336,479
Number of Holdings*	6
Net Investment Advisory Fees	$496
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008344
Shareholder Report [Line Items]
Fund Name	UltraSmall-Cap ProFund
Class Name	Investor
Trading Symbol	UAPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraSmall-Cap ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$78	1.56%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.56%
AssetsNet	$ 51,318,495
Holdings Count | Holding	1,970
Advisory Fees Paid, Amount	$ 218,946
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$51,318,495
Number of Holdings*	1,970
Net Investment Advisory Fees	$218,946
Portfolio Turnover	30%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.3%
SouthState Corp.	0.3%
FTAI Aviation, Ltd.	0.3%

C000008345
Shareholder Report [Line Items]
Fund Name	UltraSmall-Cap ProFund
Class Name	Service
Trading Symbol	UAPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the UltraSmall-Cap ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$127	2.55%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	2.55%
AssetsNet	$ 51,318,495
Holdings Count | Holding	1,970
Advisory Fees Paid, Amount	$ 218,946
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$51,318,495
Number of Holdings*	1,970
Net Investment Advisory Fees	$218,946
Portfolio Turnover	30%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.3%
SouthState Corp.	0.3%
FTAI Aviation, Ltd.	0.3%

C000008417
Shareholder Report [Line Items]
Fund Name	U.S. Government Plus ProFund
Class Name	Investor
Trading Symbol	GVPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the U.S. Government Plus ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$82	1.70%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.70%
AssetsNet	$ 4,284,083
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 19,391
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,284,083
Number of Holdings*	6
Net Investment Advisory Fees	$19,391
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008418
Shareholder Report [Line Items]
Fund Name	U.S. Government Plus ProFund
Class Name	Service
Trading Symbol	GVPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the U.S. Government Plus ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$130	2.70%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	2.70%
AssetsNet	$ 4,284,083
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 19,391
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,284,083
Number of Holdings*	6
Net Investment Advisory Fees	$19,391
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008413
Shareholder Report [Line Items]
Fund Name	Utilities UltraSector ProFund
Class Name	Investor
Trading Symbol	UTPIX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Utilities UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$86	1.63%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.63%
AssetsNet	$ 9,958,190
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 117,541
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,958,190
Number of Holdings*	37
Net Investment Advisory Fees	$117,541
Portfolio Turnover	79%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NextEra Energy, Inc.	9.8%
Constellation Energy Corp.	6.3%
The Southern Co.	6.1%
Duke Energy Corp.	5.8%
Vistra Corp.	3.8%

C000008414
Shareholder Report [Line Items]
Fund Name	Utilities UltraSector ProFund
Class Name	Service
Trading Symbol	UTPSX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Utilities UltraSector ProFund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$139	2.63%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	2.63%
AssetsNet	$ 9,958,190
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 117,541
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,958,190
Number of Holdings*	37
Net Investment Advisory Fees	$117,541
Portfolio Turnover	79%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NextEra Energy, Inc.	9.8%
Constellation Energy Corp.	6.3%
The Southern Co.	6.1%
Duke Energy Corp.	5.8%
Vistra Corp.	3.8%